Accrued expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued expenses

29. Accrued expenses

	2023	2022
Accrued personnel expenses	30,646	32,169
Accrued production expenses	26,140	28,286
Accrued variable consideration	19,649	15,575
Accrued marketing and sales expenses	10,050	6,279
Accrued logistic expenses	9,318	19,699
Other accrued expenses	25,535	21,029
Total	121,338	123,037